Supplemental Financial Information - Cash Flow Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net cash paid during the period for:
Interest	$ 138	$ 174	$ 292
Income taxes	24	34	28
Net gain (loss) on sale of assets:
Cash proceeds from the sale of assets	11	6	31
Book value of these assets	(10)	(4)	(12)
Non-cash gains (losses)	9		1
Net gain (loss) on sale of assets	10	2	20
Other items:
Non-cash interest cost due to applying effective interest method	3	2	22
Others	(7)
Total other items	(4)	2	22
Available-for-sale Securities [Member]
Non-cash investing information:
Fair value of available-for-sale securities	9
Exchange of Term Loan A1 for Term Loan E [Member]
Non-cash financing information:
Exchange of one Term Loan by another	400
Exchange of Term Loan C for Term Loan D [Member]
Non-cash financing information:
Exchange of one Term Loan by another		$ 400